TAXATION	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
TAXATION

10.	TAXATION

Cayman Islands

Under the current and applicable laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

The subsidiaries of the Group are incorporated in Hong Kong and are subject to Hong Kong Profits Tax on the taxable income as reported in their statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. For the years ended March 31, 2024, 2025 and 2026, Hong Kong Profits Tax is calculated in accordance with the two-tiered profits tax rates regime. The applicable tax rate for the first HK$2 million of assessable profits is 8.25% and assessable profits above HK$2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. Before that, the applicable tax rate was 16.5% for corporations in Hong Kong.

The taxation expense is attributable to the following tax jurisdictions:

	For the years ended March 31,
	2024	2025	2026
	HK$’000	HK$’000	HK$’000

Hong Kong
- Charged for the year	2,085	3,203	2,195
- Underprovision in prior years	-	-	13

Cayman Islands
- Charged for the year	-	-	-

	2,085	3,203	2,208

The taxation can be reconciled to the profit before tax per the consolidated statements of profit or loss and other comprehensive income as follows:

	For the year ended March 31,
	2024	2025	2026
	HK$’000	HK$’000	HK$’000
Profit before tax	11,296	13,289	12,367
Income tax rate	16.5%	16.5%	16.5%

Tax at the domestic income tax rate of 16.5%	1,864	2,192	2,041

Tax effect of income not taxable for tax purpose	-	(3,926)	(1,899)
Tax effect of expenses not deductible for tax purpose	247	4,505	34
Tax effect of two-tier profits tax rates regime	(165)	(165)	(165)
Tax effect of tax loss not recognized	102	498	491
Unrecognized temporary differences	113	102	1,696
Utilization of tax losses previously not recognized	(52)	-	-
Underprovision in respect of prior years	-	-	13
Tax concession	(24)	(3)	(3)

Taxation for the year	2,085	3,203	2,208

The Group has not recognized deferred tax assets arising from deductible temporary differences on net decelerated tax depreciation as it is uncertain that the related tax benefits can be realized through future taxable profit.